SUMMARY OF OPERATING LOSS CARRYFORWARDS (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 654,376
Operating Loss Carry Forwards Expiring 2026 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	14,257
Operating Loss Carry Forwards Expiring 2027 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	34,206
Operating Loss Carry Forwards Expiring 2028 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	98,952
Operating Loss Carry Forwards Expiring Two Thousand And Twenty Nine [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	208,218
Operating Loss Carry Forwards Expiring Two Thousand And Thirty And Onwards [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 298,743